Organization - Schedule of Comparative VIE Financials (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($)
Schedule of Comparative VIE Financials [Line Items]
Current assets	¥ 121,999			¥ 120,596	$ 17,981
Non-current assets:	65,199			71,665	9,609
Total assets	187,198			192,261	27,590
Current liabilities:	81,453			78,848	12,004
Non-current liabilities:	2,698			3,631	398
Total liabilities	84,151			82,479	12,402
Net loss	(9,730)	$ (1,432)	¥ (21,294)
Net cash provided by operating activities	(2,741)	(403)	14,217
Net cash used in investing activities	(27,634)	(4,074)	(55,949)
Net cash provided by (used in) financing activities	(5,060)	(745)	¥ 3,531
VIE [Member]
Schedule of Comparative VIE Financials [Line Items]
Current assets	117,260			103,022	17,282
Non-current assets:	55,197			60,718	8,135
Total assets	172,457			163,740	25,417
Current liabilities:	93,102			81,371	13,721
Non-current liabilities:	2,698			3,631	398
Total liabilities	95,800			85,002	14,119
Net asset	76,657			78,738	$ 11,298
Net loss	(2,080)	(307)		(10,227)
Net cash provided by operating activities	5,824	858		18,887
Net cash used in investing activities	(37,738)	(5,562)		(55,949)
Net cash provided by (used in) financing activities	¥ (5,010)	$ (738)		¥ 490